Income Taxes - Reconciliations of Income Tax Rates and Actual Tax Charge (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Net income (loss) before income taxes	$ 134,175	$ 38,352	$ (325,522)
Net loss not subject to taxes	(80,454)	(267,665)	(129,307)
Net (loss) income subject to taxes	214,629	306,017	(196,215)
At applicable statutory tax rates	39,382	12,719	(15,808)
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	(28,027)	(8,173)	(2,817)
Other	(1,182)	(1,674)	4,219
Tax expense (recovery) related to the current year	$ 10,173	$ 2,872	$ (14,406)